STOCK OPTIONS	12 Months Ended
Mar. 31, 2015
STOCK OPTIONS [Abstract]
STOCK OPTIONS

6. STOCK OPTIONS

Year ended March 31, 2014

The 2012 Stock Incentive Plan authorizes the Company to issue common stock, stock options and other equity awards to its employees, directors and consultants as compensation for services. Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award.

During the year ended March 31, 2014, the Company granted 225,000 options to employees that expire between ten years from the applicable date of grant, with vesting periods ranging from zero to 36 months. The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model based on the following assumptions (i) volatility rate between 46.9% and 78.7%, (ii) discount rate of between 2.73%  and 3.04%, (iii) zero expected dividend yield, and (iv) expected life of approximately 7 years, which represents the average of the term of the option and the vesting period. The total fair value of these option grants to employees at grant dates was approximately $64,000.

During the year ended March 31, 2014, the Company also granted consultants options to purchase 4,000,000 shares of the Company’s common stock that expire three years from date of grant, with vesting periods ranging from zero months to 24 months. The fair value of these options granted to consultants was estimated, as the options vest, using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rates ranging from 76.26% to 84.5% (ii) discount rates ranging from 0.63% to 2.53% (iii) zero expected dividend yield, and (iv) expected life ranging from 3 to 10 years.  The total fair value of these option grants to consultants at current valuation date was approximately $977,000.

In November 2013, 500,000 options were exercised by a consultant at an exercise price of $0.32 per share.  In lieu of cash proceeds, the options were exercised in exchange for $140,000 in fees owed pursuant to their consulting service agreement. Also, between the months of November 2013 to March 2014, an aggregate of 750,000 options were exercised in exchange for 750,000 shares of the Company’s common stock at exercise prices ranging from $0.10 to $0.32 per share or total proceeds to the Company of $185,998.

Year Ended March 31, 2015

During the year ended March 31, 2015, the Company granted to employees options to purchase an aggregate of 1,125,000 shares of the Company’s common stock that expire ten years from the date of grant and have vesting periods ranging from zero to 36 months. The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 81.84%, (ii) discount rate of 1.62%, (iii) zero expected dividend yield, and (iv) expected life of 5 years, which is the average of the term of the options and their vesting periods. The total fair value of the option grants to employees at their grant dates was approximately $300,000.

During the year ended March 31, 2015, the Company also granted to three consultants options to purchase 225,000 shares of the Company’s common stock that expire between five and ten years from date of grant and have vesting periods ranging from is 0 to 36 months. The fair value of these options granted to the consultants was estimated using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 76.26%, (ii) discount rate of 2.17%, (iii) zero expected dividend yield, and (iv) expected life of 5 years. The total fair value of the option grants to the consultants at their grant dates was approximately $88,000.

In April 2014, 50,000 options were exercised by a consultant at an exercise price of $0.10 per share or total proceeds to the Company of $5,000.

A summary of the Company’s stock option activity during the fiscal years ended March 31, 2014 and 2015 is as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2013	2,275,000	$0.16
Granted	4,225,000
Exercised	(1,250,000)
Cancelled	(100,000)
Balance outstanding at March 31, 2014	5,150,000	$0.26
Granted	1,350,000
Exercised	(50,000)
Cancelled	(125,000)
Balance outstanding at March 31, 2015	6,325,000	$0.33
Balance exercisable at March 31,2015	5,189,587	$0.32

A summary of the Company’s stock options outstanding as of March 31, 2015 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price
Options Outstanding, March 31, 2015	1,300,000	$0.10	$1.00
	200,000	$0.27	$0.27
	2,200,000	$0.31 - 0.38	$0.31-0.38
	2,025,000	$0.40-.047	$0.40-0.47
	600,000	$0.51	$0.51
	6,325,000
Options Exercisable, March 31, 2015	1,300,000	$0.10	$1.00
	200,000	$0.27	$0.27
	1,300,002	$0.31-0.36	$0.31-0.36
	1,789,585	$0.40-0.47	$0.40-0.47
	600,000	$0.51	$0.51
	5,189,587

During the years ended March 31, 2015 and 2014, we expensed total stock-based compensation related to stock options of $233,310 and $1,178,245, respectively, and the remaining unamortized cost of the outstanding stock-based awards at March 31, 2015 was approximately $304,000. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at March 31, 2015, was approximately $324,000.